Investment Portfolio - January 31, 2025

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.8%

Communication Services - 10.1%
Interactive Media & Services - 10.1%
Alphabet, Inc. - Class A	16,941	$3,456,303
Meta Platforms, Inc. - Class A	5,671	3,908,340
Total Communication Services		7,364,643
Consumer Discretionary - 4.2%
Broadline Retail - 4.2%
Amazon.com, Inc.*	12,842	3,052,287
Consumer Staples - 1.9%
Beverages - 1.9%
The Coca-Cola Co.	22,090	1,402,273
Financials - 20.3%
Banks - 1.7%
JPMorgan Chase & Co.	4,620	1,234,926
Capital Markets - 9.0%
BlackRock, Inc.	1,445	1,554,098
Cboe Global Markets, Inc.	3,573	730,071
Intercontinental Exchange, Inc.	4,440	709,645
Moody’s Corp.	2,248	1,122,741
MSCI, Inc.	1,185	707,173
Nasdaq, Inc.	9,942	818,624
S&P Global, Inc.	1,725	899,432
		6,541,784
Financial Services - 9.6%
Fiserv, Inc.*	7,057	1,524,594
Mastercard, Inc. - Class A	5,241	2,911,009
Visa, Inc. - Class A	7,532	2,574,437
		7,010,040
Total Financials		14,786,750
Health Care - 9.2%
Biotechnology - 1.9%
Vertex Pharmaceuticals, Inc.*	3,008	1,388,734
Health Care Equipment & Supplies - 1.8%
Intuitive Surgical, Inc.*	2,274	1,300,455
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	1,881	1,020,424
Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.	3,343	1,998,278
Pharmaceuticals - 1.4%
Johnson & Johnson	6,656	1,012,710
Total Health Care		6,720,601
Industrials - 18.9%
Aerospace & Defense - 4.5%
HEICO Corp. - Class A	4,565	868,857
L3Harris Technologies, Inc.	6,308	1,337,359
Northrop Grumman Corp.	2,130	1,037,885
		3,244,101
Building Products - 1.5%
Masco Corp.	14,006	1,110,396

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 3.7%
Copart, Inc.*	33,047	$1,914,413
Rollins, Inc.	15,419	763,240
		2,677,653
Ground Transportation - 5.1%
CSX Corp.	43,394	1,426,361
Norfolk Southern Corp.	4,268	1,089,620
Union Pacific Corp.	4,994	1,237,463
		3,753,444
Professional Services - 4.1%
Equifax, Inc.	5,407	1,485,735
TransUnion	15,484	1,536,787
		3,022,522
Total Industrials		13,808,116
Information Technology - 22.6%
IT Services - 3.4%
EPAM Systems, Inc.*	9,665	2,454,523
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	7,792	1,405,287
NVIDIA Corp.	21,484	2,579,584
		3,984,871
Software - 13.7%
Cadence Design Systems, Inc.*	5,441	1,619,350
Microsoft Corp.	8,091	3,358,251
Salesforce, Inc.	5,006	1,710,550
ServiceNow, Inc.*	2,210	2,250,620
Synopsys, Inc.*	2,010	1,056,215
		9,994,986
Total Information Technology		16,434,380
Materials - 3.3%
Chemicals - 3.3%
Albemarle Corp.	18,574	1,563,745
The Sherwin-Williams Co.	2,372	849,556
Total Materials		2,413,301
Real Estate - 4.6%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. - Class A*	13,969	2,021,873
Specialized REITs - 1.8%
Extra Space Storage, Inc.	8,388	1,291,752
Total Real Estate		3,313,625
Utilities - 1.7%
Electric Utilities - 1.7%
Evergy, Inc.	19,196	1,231,807
TOTAL COMMON STOCKS
(Identified Cost $51,426,326)		70,527,783

Investment Portfolio - January 31, 2025

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[1]
(Identified Cost $2,953,008)	2,953,008	$2,953,008

TOTAL INVESTMENTS - 100.8%		73,480,791
(Identified Cost $54,379,334)
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(553,318)
NET ASSETS - 100%		$72,927,473

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,364,643	$7,364,643	$—	$—
Consumer Discretionary	3,052,287	3,052,287	—	—
Consumer Staples	1,402,273	1,402,273	—	—
Financials	14,786,750	14,786,750	—	—
Health Care	6,720,601	6,720,601	—	—
Industrials	13,808,116	13,808,116	—	—
Information Technology	16,434,380	16,434,380	—	—
Materials	2,413,301	2,413,301	—	—
Real Estate	3,313,625	3,313,625	—	—
Utilities	1,231,807	1,231,807	—	—
Short-Term Investment	2,953,008	2,953,008	—	—
Total assets	$73,480,791	$73,480,791	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

Investment Portfolio - January 31, 2025

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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